November 5, 2003

Keith O`Connell, Esquire
Securities & Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:T. Rowe Price Retirement Funds, Inc. ("Registrant")
consisting of the following:
T. Rowe Price Retirement 2010 Fund
T. Rowe Price Retirement 2010 Fund-Advisor Class
T. Rowe Price Retirement 2010 Fund-R Class
T. Rowe Price Retirement 2020 Fund
T. Rowe Price Retirement 2020 Fund-Advisor Class
T. Rowe Price Retirement 2020 Fund-R Class
T. Rowe Price Retirement 2030 Fund
T. Rowe Price Retirement 2030 Fund-Advisor Class
T. Rowe Price Retirement 2030 Fund-R Class
T. Rowe Price Retirement 2040 Fund
T. Rowe Price Retirement 2040 Fund-Advisor Class
T. Rowe Price Retirement 2040 Fund-R Class
T. Rowe Price Retirement Income Fund
T. Rowe Price Retirement Income Fund-Advisor Class
T. Rowe Price Retirement Income Fund-R Class
File Nos.: 333-92380/811-21149

Dear Mr. O`Connell:

This letter accompanies our filing of the above-referenced Funds` prospectuses and Statement of Additional Information under Rule 497(e) of the Securities Act of 1933. There were no changes to the Funds` prospectuses and Statement of Additional Information.

The Prospectuses and Statement of Additional Information went effective automatically on  October 30, 2003. These documents will be used for the offer and sale of Fund shares.

If you have any questions, please contact me at 410-345-4981.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman